Fair Value of Assets and Liabilities (Financial Instruments where Carrying Amounts and Fair Values May Differ) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Assets:
Policy loans		$ 1,666,965	$ 1,541,480
Short-term investments		320,794
Cash and cash equivalents	[1]	2,876,388	3,325,698
Accrued investment income	[1]	618,033	466,394
Receivables from parent and affiliates		963,452	678,028
Liabilities:
Cash collateral for loaned securities		22,622	121,372
Reinsurance and funds withheld payables		11,377,505	8,611,141
Fair Value
Assets:
Commercial mortgage and other loans		10,113,511	7,534,909
Policy loans		1,666,965	1,541,480
Short-term investments		49,602	21,101
Cash and cash equivalents		361,333	474,415
Accrued investment income		618,033	466,394
Reinsurance recoverables and deposit receivables		4,588,399	2,355,489
Receivables from parent and affiliates		313,681	157,566
Other assets		267,560	203,493
Total assets		17,979,084	12,754,847
Liabilities:
Policyholders’ account balances - investment contracts		15,630,351	10,811,361
Cash collateral for loaned securities		22,622	121,372
Reinsurance and funds withheld payables		2,886,507	2,602,140
Payables to parent and affiliates		17,380	38,571
Other liabilities		688,324	880,884
Total liabilities		19,245,184	14,454,328
Carrying Amount
Assets:
Commercial mortgage and other loans		10,082,667	7,759,323
Policy loans		1,666,965	1,541,480
Short-term investments		49,602	21,101
Cash and cash equivalents		361,333	474,415
Accrued investment income		618,033	466,394
Reinsurance recoverables and deposit receivables		4,589,685	2,357,292
Receivables from parent and affiliates		313,681	157,566
Other assets		267,560	203,493
Total assets		17,949,526	12,981,064
Liabilities:
Policyholders’ account balances - investment contracts		15,644,802	10,826,931
Cash collateral for loaned securities		22,622	121,372
Reinsurance and funds withheld payables		2,886,507	2,602,140
Payables to parent and affiliates		17,380	38,571
Other liabilities		688,324	880,884
Total liabilities		19,259,635	14,469,898
Level 1 | Fair Value
Assets:
Commercial mortgage and other loans		0	0
Policy loans		0	0
Short-term investments		49,602	21,101
Cash and cash equivalents		361,333	474,415
Accrued investment income		0	0
Reinsurance recoverables and deposit receivables		0	0
Receivables from parent and affiliates		0	0
Other assets		0	0
Total assets		410,935	495,516
Liabilities:
Policyholders’ account balances - investment contracts		0	0
Cash collateral for loaned securities		0	0
Reinsurance and funds withheld payables		0	0
Payables to parent and affiliates		0	0
Other liabilities		0	0
Total liabilities		0	0
Level 2 | Fair Value
Assets:
Commercial mortgage and other loans		0	0
Policy loans		0	0
Short-term investments		0	0
Cash and cash equivalents		0	0
Accrued investment income		618,033	466,394
Reinsurance recoverables and deposit receivables		0	0
Receivables from parent and affiliates		313,681	157,566
Other assets		267,560	203,493
Total assets		1,199,274	827,453
Liabilities:
Policyholders’ account balances - investment contracts		762,066	815,520
Cash collateral for loaned securities		22,622	121,372
Reinsurance and funds withheld payables		2,886,507	2,602,140
Payables to parent and affiliates		17,380	38,571
Other liabilities		657,530	849,278
Total liabilities		4,346,105	4,426,881
Level 3 | Fair Value
Assets:
Commercial mortgage and other loans		10,113,511	7,534,909
Policy loans		1,666,965	1,541,480
Short-term investments		0	0
Cash and cash equivalents		0	0
Accrued investment income		0	0
Reinsurance recoverables and deposit receivables		4,588,399	2,355,489
Receivables from parent and affiliates		0	0
Other assets		0	0
Total assets		16,368,875	11,431,878
Liabilities:
Policyholders’ account balances - investment contracts		14,868,285	9,995,841
Cash collateral for loaned securities		0	0
Reinsurance and funds withheld payables		0	0
Payables to parent and affiliates		0	0
Other liabilities		30,794	31,606
Total liabilities		$ 14,899,079	$ 10,027,447

[1]	See Note 4 for details of balances associated with variable interest entities.